Financial instruments - Changes in cash flow hedges and excluded forward element (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Change in fair value of cash flow hedges	$ (27,742)	$ 289,824
Forward element excluded from hedging relationships	406,029	(101,401)
Changes in cash flow hedges and excluded forward element	$ 378,287	$ 188,423